099 P-1 04/14

SUPPLEMENT DATED APRIL 1, 2014

TO THE PROSPECTUS DATED OCTOBER 1, 2013

OF

FRANKLIN TEMPLETON GLOBAL ALLOCATION FUND

(Franklin Templeton International Trust)

The Prospectus is amended as follows:

I.  The third paragraph in the “Fund Summary – Principal Investment Strategies” section beginning on page 4 is replaced with the following:

The Fund is structured as a multi-manager fund, with the investment manager responsible for monitoring the Fund’s overall investment performance, managing the Fund’s allocation to commodities, managing the Fund’s tactical asset allocation, and re-balancing the Fund’s portfolio to maintain the baseline allocation to various asset classes and investment strategies. The baseline allocation also may change from time to time, at the discretion of the investment manager.

II.  The “Fund Summary – Investment Manager,” “Fund Summary – Sub-Advisors,” and “Fund Summary – Portfolio Managers,” sections beginning on page 12 are replaced with the following:

Investment Manager

Franklin Alternative Strategies Advisers, LLC (FASA)

Sub-Advisors

Franklin Advisers, Inc. (Advisers), Franklin Mutual Advisers, LLC (Franklin Mutual), Franklin Templeton Institutional, LLC (FT Institutional), Franklin Templeton Investment Management Limited (FTIML), Templeton Asset Management Ltd. (Asset Management), and Templeton Global Advisors Limited (Global Advisors). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes any Sub-Advisor.

Portfolio Managers

SAMER HABL

Portfolio Manager of FASA and lead portfolio manager of the Fund since inception (2011).

TODD SAUNDERS

Portfolio Manager of FASA and a portfolio manager of the Fund since October 2013.

MICHAEL HASENSTAB, PH.D.

Executive Vice President of Advisers and portfolio manager of the Templeton Global Bond portion of the Fund since inception (2011).

PETER A. LANGERMAN

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Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Mutual Series Equity portion of the Fund since inception (2011).

WARREN KEYSER

Portfolio Manager of FT Institutional and portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since inception (2011).

MARK MOBIUS, PH.D.

Executive Chairman of Templeton Emerging Markets Group, Portfolio Manager of Asset Management and portfolio manager of the Templeton Emerging Markets Equity portion of the Fund since inception (2011).

TUCKER SCOTT, CFA

Executive Vice President of Global Advisors and portfolio manager of the Templeton Equity portion of the Fund since inception (2011).

CONRAD B. HERRMANN, CFA

Senior Vice President of Advisers and portfolio manager of the Franklin U.S. Growth Equity portion of the Fund since inception (2011).

COLEEN F. BARBEAU

Executive Vice President of FT Institutional and portfolio manager of the Franklin Non-U.S. Growth Equity portion of the Fund since inception (2011).

KENT BURNS, CFA

Portfolio Manager of Advisers and portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since inception (2011).

DAVID ZAHN, CFA

Portfolio Manager of FTIML and portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since inception (2011).

III.  The third paragraph in the “Fund Details – Principal Investment Policies and Practices” section on page 15 is replaced with the following:

The Fund is structured as a multi-manager fund, with the investment manager responsible for monitoring the Fund’s overall investment performance, managing the Fund’s allocation to commodities, managing the Fund’s tactical asset allocation, and re-balancing the Fund’s portfolio to maintain the baseline allocation to various asset classes and investment strategies. The baseline allocation also may change from time to time, at the discretion of the investment manager.

IV.  The twelfth paragraph in the “Fund Details – Principal Investment Policies and Practices” section beginning on page 15 is replaced with the following:

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Currently, the Fund’s investment manager utilizes ETNs to obtain exposure to commodities. The ETNs used by the investment manager are senior, unsecured unsubordinated debt securities that trade on U.S. and foreign stock exchanges at market price. In addition, investors can receive a cash payment at the ETNs’ scheduled maturity or through early redemption. The ETNs are backed by the credit of the issuer and their return is linked to the performance of an index intended to reflect the returns that are potentially available through an investment in futures contracts on the physical commodities comprising the index, plus a specified rate of interest. No periodic interest payments are made on the ETNs and there is no principal protection. The ETNs are designed to provide investors, such as the Fund, with a cost-effective investment in broad-based commodities, as measured by the index. The Fund may from time to time hold the ETNs and other commodity-linked instruments, such as commodity-linked exchange-traded funds (ETFs), in a Cayman Islands-based company that is wholly owned by the Fund (the “Subsidiary”). Investing through the Subsidiary is principally intended to allow the Fund to gain exposure to such commodity-linked instruments within the federal income tax requirements that apply to the Fund.

V.  The first paragraph under “Fund Details – Principal Risks – Regulation under the Commodity Exchange Act” section on page 31 is replaced with the following:

Regulation under the Commodity Exchange Act

The investment manager is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of the investment manager’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the investment manager’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting applicable to the investment manager as the Fund’s CPO, the investment manager’s compliance with SEC disclosure and shareholder reporting will be deemed to fulfill the investment manager’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The investment manager is also registered as a “commodity trading adviser” (CTA), but relies on an exemption with respect to the Fund from CTA regulations available for a CTA that also serves as the Fund’s CPO. The CFTC has neither reviewed nor approved the Fund, its investment strategies or this prospectus.

VI.  The “Fund  Details – Management” section beginning on page 31 is replaced with the following:

Effective April 1, 2014, Franklin Alternative Strategies Advisers, LLC (FASA), One International Place, Boston, MA 02110, is the Fund’s investment manager. Prior to April 1, 2014, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, was the Fund’s investment manager. Together, FASA and its affiliates manage, as of February, 28, 2014, over $882 billion in assets, and have been in the investment management business since 1947. References throughout the remainder of this prospectus relating to information regarding the “investment manager” for periods prior to April 1, 2014 refer to Advisers.

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Under separate agreements with FASA, Advisers, Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078; Franklin Templeton Institutional, LLC (FT Institutional), 600 Fifth Avenue, NY 10020; Franklin Templeton Investment Management Limited (FTIML), The Adelphi, 1-11 John Adam Street, London WC2N 6HT; Templeton Asset Management Ltd. (Asset Management), 7 Temasek Boulevard #38-03, Suntec Tower One, Singapore, 038987; and Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, are the Fund’s Sub-Advisors and provide FASA with investment management advice and assistance. FASA, Franklin Mutual, FT Institutional, FTIML, Asset Management and Global Advisors are indirect subsidiaries of Franklin Resources, Inc. (Resources) and Advisers is a direct subsidiary of Resources. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes any Sub-Advisor.

The Fund is managed by a team of dedicated professionals. The portfolio managers of the team, including those of the Sub-Advisors, are as follows:

SAMER HABL   Portfolio Manager of FASA

Mr. Habl has been lead portfolio manager of the Fund since inception (2011). He has primary responsibility for the investments of the Fund. He has final authority and responsibility over all aspects of the Fund’s investment portfolio, including but not limited to the Fund’s tactical allocation investment decisions, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2010. Prior to joining Franklin Templeton Investments, he worked at Mellon Capital Management as managing director of Global Tactical Asset Allocation Research.

TODD SAUNDERS   Portfolio Manager of FASA

Mr. Saunders has been a portfolio manager of the Fund since October 2013, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2011. Prior to joining Franklin Templeton Investments, he worked at Bayswater Asset Management LLC since 2007, most recently as chief financial officer and chief operating officer.

MICHAEL HASENSTAB, PH.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a portfolio manager of the Templeton Global Bond portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

PETER A. LANGERMAN   Chairman, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman has been a portfolio manager of the Mutual Series Equity portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996. Between 1986 and 1996, he was employed at Heine Securities Corporation, the predecessor of Franklin Mutual.

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WARREN KEYSER   Portfolio Manager and Research Analyst of FT Institutional

Mr. Keyser has been a portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1986.

MARK MOBIUS, PH.D.   Executive Chairman of Templeton Emerging Markets Group and Portfolio Manager of Asset Management

Dr. Mobius has been a portfolio manager of the Templeton Emerging Markets Equity portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1987.

TUCKER SCOTT, CFA   Executive Vice President of Global Advisors

Mr. Scott has been a portfolio manager of the Templeton Equity portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

CONRAD B. HERRMANN, CFA   Senior Vice President of Advisers

Mr. Herrmann has been a portfolio manager of the Franklin U.S. Growth Equity portion of the Fund since its inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

COLEEN F. BARBEAU   Executive Vice President of FT Institutional

Ms. Barbeau has been a portfolio manager of the Franklin Non-U.S. Growth Equity portion of the Fund since inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1983.

KENT BURNS, CFA   Portfolio Manager of Advisers

Mr. Burns has been a portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since its inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1994.

DAVID ZAHN, CFA   Portfolio Manager of FTIML

Mr. Zahn has been a portfolio manager of the Franklin Templeton Global Low Duration Bond portion of the Fund since its inception (2011), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2006.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

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The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement, including the fees of 0.20% payable thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.95% of the value of its net assets up to and including $1 billion;
  0.93% of the value of its net assets over $1 billion up to and including $5 billion;
  0.91% of the value of its net assets over $5 billion up to and including $10 billion;
  0.89% of the value of its net assets over $10 billion up to and including $15 billion;
  0.87% of the value of its net assets over $15 billion up to and including $20 billion; and
  0.85% of the value of its net assets over $20 billion.

As of April 1, 2014, the Fund pays FASA a fee for managing the Fund’s assets. The fee is the same as the fee paid to Advisers prior to April 1, 2014.

FASA has, and prior to April 1, 2014, Advisers had, contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

For the fiscal year ended May 31, 2013, Advisers agreed to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. FASA has agreed to continue this waiver. In addition, FASA has, and prior to April 1, 2014, Advisers had, agreed to waive or limit its fees and to assume as its own expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, administration fees, and other expenses, but excluding the Rule 12b-1 fees; acquired fund fees and expenses; and certain non-routine expenses or costs (including those relating to litigation, indemnification, reorganizations and liquidations)) for each class of the Fund do not exceed 1.00% until September 30, 2014.

The investment manager compensates each Sub-Advisor for providing investment advice and analysis and for managing that portion of the Fund’s assets allocated to it from time to time by the investment manager. The separate portions of the Fund’s assets managed by the investment manager are allocated fees that are retained from, and not in addition to, the overall investment management fee paid to the investment manager by the Fund.

A discussion regarding the basis for the board of trustees’ approving the investment management contract of the Fund is available in the Fund’s annual report to shareholders for the period ended May 31.

Manager of Managers Structure

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FASA and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby FASA, as the Fund’s investment manager, can appoint and replace sub-advisors from within Franklin Templeton Investments (“affiliated sub-advisors”), and enter into, amend and terminate sub-advisory agreements with affiliated sub-advisors, each subject to board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new affiliated sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, FASA has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee the affiliated sub-advisors and recommend their hiring, termination and replacement. FASA will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend affiliated sub-advisors to manage all or a portion of the Fund’s assets; allocate and, when appropriate, reallocate the Fund’s assets among affiliated sub-advisors; monitor and evaluate the affiliated sub-advisors’ performance; and implement procedures reasonably designed to ensure that each affiliated sub-advisor complies with the Fund’s investment goal, policies and restrictions.

Please keep this supplement with your prospectus for future reference.

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